Supplement dated February 4, 2009 to the Combined Retail Class Money Market Funds Prospectus dated August 31, 2008

The following replaces the information contained in the Prospectus.

For each of the MTB Money Market Funds beginning on page 5 of the Combined Retail Class Prospectus, the table in the section entitled “Example” pertaining to the 1 year, 3 years, 5 years and 10 years is replaced with the following:

MTB MONEY MARKET FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$76	$237	$412	$919
Class A2
Expenses assuming redemption	$101	$315	$547	$1,213
Class B
Expenses assuming redemption	$652	$771	$1,013	$1,643
Expenses assuming no redemption	$152	$471	$813	$1,643

MTB NEW YORK TAX-FREE MONEY MARKET FUND

	1 Year	3 Years	5 Years	10 Years
Class A	$82	$256	$444	$990

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

	1 Year	3 Years	5 Years	10 Years
Class A	$131	$408	$707	$1,556

MTB TAX-FREE MONEY MARKET FUND

	1 Year	3 Years	5 Years	10 Years
Class A	$109	$340	$589	$1,304

MTB U.S. GOVERNMENT MONEY MARKET FUND

	1 Year	3 Years	5 Years	10 Years
Class A	$100	$312	$542	$1,203

MTB U.S. TREASURY MONEY MARKET FUND

	1 Year	3 Years	5 Years	10 Years
Class A	$78	$243	$423	$944

1